REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Jun. 30, 2021
REVENUE FROM CONTRACTS WITH CUSTOMERS
Summary of disaggregated revenue information	The following table present disaggregated revenue information:

	Year ended June 30, 2021
	PRC	Non-PRC	Total
Integrated solutions contracts revenue	$385,592	74,588	460,180
Product sales	28,200	467	28,667
Maintenance service revenue	101,081	241	101,322
Extended warranty service revenue	3,297	—	3,297

Total	$518,170	75,296	593,466

Summary of contract assets and contract liabilities
Contract assets and contract liabilities are summarized below:

	June 30, 2020	June 30, 2021
Contract assets, current	$194,511	202,462
Contract assets, non-current	7,026	5,627
Contract liabilities	139,242	185,596